OPERATING REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table shows the revenues earned from time charters, voyage charters and other revenues for the year ended December 31, 2022, 2021 and 2020:

(in thousands of $)	2022	2021	2020
Time charter revenues	593,795	603,959	235,673
Voyage charter revenues	518,398	597,812	370,130
Other revenues	1,263	1,410	2,140
Total operating revenues	1,113,456	1,203,181	607,943
For the year ended December 31, 2022 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	579,673	14,122	593,795
Voyage charter revenues	49,746	468,652	518,398
Other revenues	—	1,263	1,263
Total operating revenues	629,419	484,037	1,113,456

Variable lease income included into our time-charter agreements amounted to $18.9 million, $21.0 million and $3.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.

For the year ended December 31, 2021 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	603,959	—	603,959
Voyage charter revenues	192,895	404,917	597,812
Other revenues	—	1,410	1,410
Total operating revenues	796,854	406,327	1,203,181

For the year ended December 31, 2020 the split between lease and non-lease component was as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	235,673	—	235,673
Voyage charter revenues	26,111	344,019	370,130
Other revenues	—	2,140	2,140
Total operating revenues	261,784	346,159	607,943

Contract with Customer, Asset and Liability	As of December 31 2022, we reported trade accounts receivable and the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2022	2021
Voyages in progress (contract assets)	14,690	14,476
Trade accounts receivable	4,468	15,916
Other current assets (capitalized fulfillment costs)	4,894	3,249
Total	24,052	33,641